Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Intellectual Property	Software	Total
Cost
Balance at December 31, 2021	$4,366	$-	$4,366
Additions	-	4,041	4,041
Balance at December 31, 2022	$4,366	$4,041	$8,407
Additions	-	166	166
Balance at December 31, 2023	$4,366	$4,207	$8,573
Accumulated Depreciation
Balance at December 31, 2021	$437	$-	$437
Depreciation	436	271	707
Balance at December 31, 2022	$873	$271	$1,144
Depreciation	437	839	1,276
Balance at December 31, 2023	$1,310	$1,110	$2,420
Net Book Value
At December 31, 2022	$3,493	$3,770	$7,263
At December 31, 2023	$3,056	$3,097	$6,153